GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2008
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 146,355	$ 64,142	$ 59,433		$ 173,734	$ 146,597	$ 146,812	$ 146,413	$ 146,972	$ 146,769	$ 150,291	$ 58,872	$ 59,092	$ 59,529	$ 61,032
Reduction of acquired tax accrual				(1,083)
Goodwill acquired during the year		82,133	4,767
Foreign currency exchange rate changes	578	80	(58)	(516)
Balance at the end of the period	146,933	146,355	64,142	59,433	173,734	146,597	146,812	146,413	146,972	146,769	150,291	58,872	59,092	59,529	61,032
Transportation Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	7,269	7,323	7,438												8,210
Foreign currency exchange rate changes	248	(54)	(115)	(772)
Balance at the end of the period	7,517	7,269	7,323	7,438											8,210
Defense Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	20,653	20,084	15,260												160,870
Reduction of acquired tax accrual				(1,083)
Goodwill acquired during the year		435	4,767
Foreign currency exchange rate changes	330	134	57	256
Balance at the end of the period	20,983	20,653	20,084	15,260											160,870
Mission Support Services
Changes in the carrying amount of goodwill
Balance at the beginning of the period		36,735													36,735
Goodwill acquired during the year		81,698
Balance at the end of the period	$ 118,433	$ 118,433		$ 36,735											$ 36,735